UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
8/31/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
CIFG — CIFG Assurance North America, Inc.
FGIC — Financial Guaranty Insurance Company
FRN — Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.4%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.3%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. B-1, 5s, 1/1/37	A	$750,000	$794,730

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,094,810

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	450,000	490,320

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	350,000	392,270

			2,772,130
Minnesota (0.6%)

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.03s, 11/15/35	VMIG1	1,300,000	1,300,000

			1,300,000
Mississippi (0.5%)

Jackson Cnty., Port Fac. VRDN (Chevron USA, Inc.), 0.02s, 6/1/23	P-1	1,000,000	1,000,000

			1,000,000
Oklahoma (1.0%)

OK State Tpk. Auth. VRDN, Ser. F, 0.03s, 1/1/28	VMIG1	2,000,000	2,000,000

			2,000,000
Pennsylvania (92.2%)

Allegheny Cnty., G.O. Bonds, Ser. C-72, 5 1/4s, 12/1/33	AA-	2,230,000	2,568,090

Allegheny Cnty., Arpt. Auth. Rev. Bonds (Pittsburgh Intl. Arpt.), Ser. A-1, 5s, 1/1/28	A3	1,000,000	1,088,050

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	1,008,239
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	500,000	536,920
(Duquesne U.), Ser. A, 5 1/2s, 3/1/31	A2	1,000,000	1,120,170
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	1,064,800
(Carnegie Mellon U.), Ser. A, 5s, 3/1/24	AA-	500,000	587,530
(Chatham U.), Ser. A, 5s, 9/1/20	BBB	1,180,000	1,329,907

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	2,249,460
(Children's Hosp.), NATL, 5 3/8s, 7/1/17 (Escrowed to maturity)	AA-	1,545,000	1,596,155
Ser. A, 5s, 10/15/31	Aa3	1,000,000	1,116,370

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB-	600,000	676,368

Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, FGIC, NATL, 5s, 12/1/37	AA-	1,000,000	1,054,380

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/42	Baa2	750,000	775,493
5s, 5/1/35	Baa2	500,000	519,955

Beaver Cnty., Hosp. Auth. Rev. Bonds (Heritage Valley Hlth. Syst., Inc.), 5s, 5/15/26	A+	1,000,000	1,100,090

Beaver Cnty., Indl. Dev. Auth. Mandatory Put Bonds (6/1/20) (FirstEnergy Nuclear Generation, LLC), Ser. B, 3 1/2s, 12/1/35	Baa3	1,400,000	1,403,570

Berks Cnty., Muni. Auth. Rev. Bonds
(Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	Aa3	2,000,000	2,274,080
(Albright College), 5 3/8s, 10/1/28	Ba1	735,000	737,852

Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	Aa2	1,000,000	1,143,720

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB-	500,000	568,165

Burrell, PA School Dist. G.O. Bonds, Ser. A, AGM, 5s, 7/15/25	A1	1,000,000	1,046,640

Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A+	1,500,000	1,674,255

Catasauqua, Area School Dist. G.O. Bonds, AGM, 5s, 2/15/26	AA	1,000,000	1,049,320

Centennial, School Dist., Bucks Cnty., G.O. Bonds, Ser. A, 5s, 12/15/37	Aa2	2,000,000	2,307,720

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5s, 8/1/45	Baa3	1,000,000	1,043,040

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,128,550

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+/F	730,000	780,954
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,860,000	1,892,122
(Dickinson College), 5s, 11/1/32	A+	1,000,000	1,114,620
(Diakon Lutheran Ministries), 5s, 1/1/27	BBB+/F	750,000	776,400

Dallas, Area Muni. Auth. U. Rev. Bonds (Misericordia U.), 5s, 5/1/29	Baa3	1,500,000	1,615,380

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A	1,500,000	1,768,590

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A-	1,000,000	1,267,180

Delaware River Joint Toll Bridge Comm. Rev. Bonds, Ser. A
NATL, 5s, 7/1/27	AA-	1,000,000	1,080,830
5s, 7/1/22	A2	200,000	234,864

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5s, 1/1/40	A	800,000	866,288
5s, 1/1/30	A	1,000,000	1,156,310

Downingtown, Area School Dist. G.O. Bonds, Ser. AA, 5s, 11/1/28	Aaa	1,875,000	2,127,544

Doylestown, Hosp. Auth. Rev. Bonds (Doylestown Hosp.), Ser. A, 5s, 7/1/25	Baa2	500,000	540,320

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc. Student Hsg. at Millersville U. of PA)
5s, 7/1/34	Baa3	200,000	208,342
5s, 7/1/30	Baa3	410,000	434,575

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	Aa3	1,500,000	1,643,595

Economy, Muni. Auth. Swr. Rev. Bonds, AGM, 5s, 12/15/28 (Prerefunded 12/15/14)	AA	2,665,000	2,701,244

Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5 3/8s, 5/1/30	Baa2	1,000,000	1,086,350
(Mercyhurst College), 5.35s, 3/15/28	BBB	1,000,000	1,085,410

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	2,000,000	2,128,700

Geisinger, Auth. VRDN (Geisinger Hlth. Syst.), Ser. C, 0.03s, 8/1/28	VMIG1	2,000,000	2,000,000

Gen. Auth. of South Central Rev. Bonds (York College of PA), 5 1/2s, 11/1/31	A	750,000	842,153

Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	BB-/P	1,000,000	992,590

Indiana Cnty., Indl. Dev. Auth. Rev. Bonds (Student Co-op Assn., Inc.), 5s, 5/1/33	A-	1,000,000	1,063,320

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Lancaster Gen. Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,056,390

Lancaster Cnty., Hosp. Auth. VRDN (Masonic Homes), Ser. D, 0.03s, 7/1/34	A-1	1,745,000	1,745,000

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Saint Anne's Retirement Cmnty., Inc.), 5s, 4/1/27	BB+/F	1,000,000	1,017,620

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,097,100

Lancaster, Indl. Dev. Auth. Rev. Bonds (Garden Spot Village Obligated Group), 5 3/8s, 5/1/28	BBB	500,000	539,985

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), 5s, 11/15/22	A-	1,015,000	1,152,035

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh Valley Hlth. Network), Ser. A, AGM, 5s, 7/1/25	AA	1,360,000	1,520,670

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 5 1/2s, 12/1/39	A1	1,250,000	1,391,488

Lycoming Cnty., Auth. Rev. Bonds, 5s, 5/1/26	A	1,000,000	1,100,670

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	2,000,000	2,133,100

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5 3/4s, 12/15/39	A-	1,750,000	1,922,305

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.)
5 1/8s, 1/1/37	A-	2,000,000	2,047,900
Ser. A, 5s, 1/1/32	A-	500,000	528,845

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.)
5 5/8s, 4/1/40	BBB	1,000,000	1,070,650
5 1/4s, 4/1/30	BBB	1,060,000	1,139,288

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Germantown Academy), 4s, 10/1/22	BBB+	965,000	1,027,310

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, NATL, 5 1/4s, 11/1/14	AA-	2,145,000	2,157,377
(Acts Retirement-Life Cmnty.), 5s, 11/15/28	BBB+	1,250,000	1,346,638

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 6 1/4s, 11/15/29	BBB+	1,125,000	1,290,353

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	2,250,000	2,379,780

New Wilmington, Muni. Auth. Rev. Bonds (Westminster College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	A-/P	1,000,000	1,020,460

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh U.), 5 1/2s, 11/15/33	Aa2	1,500,000	1,711,785

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/35	A3	2,000,000	2,114,480

Northhampton Cnty., Rev. Bonds (Moravian College), 5s, 7/1/31	A-	500,000	536,060

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s, 1/1/32	Baa3	250,000	272,965

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGO, 5s, 6/1/31	AA	1,500,000	1,662,390

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5s, 11/1/32	A1	500,000	546,125

PA Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds (PPL Elec. Util. Corp..), 4s, 10/1/23	A2	1,000,000	1,071,210

PA Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (7/1/19) (Waste Mgt., Inc.), 2 1/4s, 7/1/41	A-	750,000	751,845

PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,155,000	1,421,320

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A1	1,100,000	1,264,109

PA Hsg. Fin. Agcy. Rev. Bonds
(Single Fam. Mtge.), Ser. 108B, 4 3/4s, 10/1/28	AA+	2,000,000	2,110,520
Ser. 110A, 4 3/4s, 10/1/25	AA+	945,000	1,003,080

PA State G.O. Bonds, Ser. 1
5s, 11/15/30	AA	1,500,000	1,742,340
5s, 6/1/21	AA	750,000	901,703
5s, 11/15/19	AA	1,500,000	1,780,500

PA State Econ. Dev. Fin. Auth. Rev. Bonds
(Forum PL), 5s, 3/1/34	AA-	2,000,000	2,192,060
(Unemployment Compensation), Ser. B, 5s, 7/1/21	Aaa	1,000,000	1,133,640

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	850,000	876,427

PA State Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	A/P	1,000,000	585,010

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), Ser. A, 5 1/8s, 5/1/36	A	1,000,000	1,096,970
(Assn. Indpt. Colleges & U. - Gwynedd-Mercy), Ser. GG5, Radian Insd., 5 1/8s, 5/1/32	BBB	1,020,000	1,049,386
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	1,000,000	1,068,120
(Thomas Jefferson U.), 5s, 3/1/40	A1	1,000,000	1,067,140
(La Salle U.), 5s, 5/1/37	BBB	500,000	529,130
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	534,320
(Thomas Jefferson U.), 5s, 3/1/32	A1	500,000	554,465
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	206,866
(U. of PA), Ser. B, 5s, 9/1/25	AA+	1,150,000	1,327,307
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	360,344

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	700,000	717,353

PA State Higher Edl. Facs. Auth. Rev. Bonds (Temple U.), Ser. 1, 5s, 4/1/31	Aa3	1,000,000	1,130,260

PA State Higher Edl. Facs. Auth. AICUP Fin. Program Rev. Bonds (Delaware Valley College of Science & Agriculture), Ser. LL1, 5s, 11/1/42	Baa3	500,000	509,695

PA State Indl. Dev. Auth. Rev. Bonds
5 1/2s, 7/1/23	A1	1,755,000	1,953,999
U.S. Govt. Coll., 5 1/2s, 7/1/23 (Prerefunded 7/1/18)	AAA/P	245,000	288,593

PA State Pub. School Bldg. Auth. Rev. Bonds
(Northampton Cnty. Area Cmnty. College), Ser. A, 5s, 6/15/34	AA	1,220,000	1,341,024
(Richland School Dist.), FGIC, 5s, 11/15/29 (Prerefunded 11/15/14)	AAA/P	5,000,000	5,047,300
(Career Inst. of Tech.), FGIC, NATL, 5s, 11/15/28 (Prerefunded 5/15/15)	A2	1,000,000	1,033,710
(Delaware Cnty. Cmnty. College), AGM, 5s, 10/1/27	A1	1,250,000	1,379,200
(Northampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24 (Prerefunded 9/1/14)	A+/P	3,280,000	3,280,000
(School Dist. Philadelphia), Ser. B, AGM, 4 3/4s, 6/1/30	AA	2,000,000	2,106,400

PA State Tpk. Comm. Rev. Bonds
(Motor License Fund), 5s, 12/1/42	A2	1,000,000	1,094,500
Ser. A, 5s, 12/1/38	A1	600,000	674,124
(Motor License Fund), Ser. A1, 5s, 12/1/38	A2	2,000,000	2,157,340
Ser. A, AMBAC, 5s, 12/1/34	A1	2,055,000	2,070,803
Ser. B, 5s, 12/1/22	A1	2,075,000	2,396,667
zero %, 12/1/37	A2	1,000,000	752,180
zero %, 12/1/34	A2	2,250,000	1,701,180

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5s, 12/1/28	AA	1,290,000	1,426,095
Ser. C, zero %, 12/1/38	AA	3,000,000	1,108,350

PA State U. Rev. Bonds
5s, 3/1/35	Aa2	1,000,000	1,129,730
5s, 9/1/29	Aa2	1,400,000	1,455,398

PA State, Higher Edl. Facs. Auth. Rev. Bonds
(Shippensburg U. Student Svcs.), 5s, 10/1/35	Baa3	250,000	258,378
(Temple U.), Ser. 1, 5s, 4/1/32	Aa3	500,000	562,970

Philadelphia, G.O. Bonds
Ser. B, AGO, 7 1/8s, 7/15/38 (Prerefunded 7/15/16)	AA	500,000	563,075
CIFG, 5s, 8/1/23	A+	1,980,000	2,134,024

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	1,500,000	1,726,785

Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Global Leadership Academy), 6 3/8s, 11/15/40	BBB-	945,000	993,393
(Master Charter School), 6s, 8/1/35	BBB+	500,000	538,510

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9, 5 1/4s, 8/1/40	BBB+	1,250,000	1,408,413
Ser. A-1, AGM, 5s, 9/1/26	AA	2,000,000	2,004,480

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group)
7 1/4s, 7/1/18 (In default)(NON)	D/P	2,299,601	2,875
6 5/8s, 7/1/21 (In default)(NON)	D/P	679,545	849

Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN (Children's Hosp. of PA), Ser. B, 0.04s, 7/1/25	VMIG1	2,060,000	2,060,000

Philadelphia, Redev. Auth. Rev. Bonds (Transformation Initiative), 5s, 4/15/26	A+	1,000,000	1,113,600

Philadelphia, School Dist. G.O. Bonds, Ser. A, AMBAC, 5s, 8/1/22	A1	1,000,000	1,034,860

Pittsburgh, G.O. Bonds
BAM, 5s, 9/1/25	AA	1,000,000	1,192,510
Ser. B, 5s, 9/1/25	A1	1,250,000	1,442,788

Reading, G.O. Bonds, AGM, 5s, 11/1/29	A2	2,000,000	2,151,120

Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna U.), 5s, 1/1/38	A2	1,000,000	1,067,990

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A
6 1/2s, 1/1/38	Baa3	575,000	623,588
5s, 1/1/27	Baa3	350,000	377,384

U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed. Rev. Bonds, Ser. B, 5s, 9/15/28	Aa1	1,600,000	1,836,064

Upper Moreland Twp., School Dist. G.O. Bonds, AGO, 5s, 9/1/28	Aa2	1,635,000	1,782,215

Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.), AMBAC, 5 1/2s, 7/1/17	Baa2	1,200,000	1,311,648

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	226,000	227,435

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5 1/8s, 4/1/31	AA	1,500,000	1,649,790

West York, School Dist. G.O. Bonds, 5s, 4/1/22	AA-	1,215,000	1,439,982

Wilkes-Barre, Fin. Auth. Rev. Bonds
(U. of Scranton), 5s, 11/1/40	A	1,000,000	1,080,110
(U. of Scranton), 5s, 11/1/35	A	1,000,000	1,089,340
(Wilkes U.), 5s, 3/1/22	BBB	625,000	656,632

			189,417,860
Puerto Rico (3.0%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5 1/2s, 5/15/39	Ba1	1,760,000	1,613,392
5 3/8s, 5/15/33	BBB	690,000	692,312

Cmnwlth. of PR, G.O. Bonds, Ser. A, FGIC, 5 1/2s, 7/1/21	BB	1,000,000	825,060

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5 1/2s, 7/1/18	AA-	65,000	66,431
NATL, U.S. Govt. Coll., 5 1/2s, 7/1/18 (Escrowed to maturity)	A3	1,435,000	1,692,123

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds FRN, Ser. AA-2, 5.3s, 7/1/35	B	125,000	85,588

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. C, 5 1/4s, 8/1/41	BBB-	650,000	508,430
Ser. C, 5 1/4s, 8/1/40	BBB	500,000	426,575
Ser. A, NATL, zero %, 8/1/43	AA-	1,000,000	160,040

			6,069,951
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	400,000	445,724
Ser. A-1, 5s, 10/1/39	Baa2	600,000	629,262
Ser. A, 5s, 10/1/25	Baa2	450,000	495,954

			1,570,940
TOTAL INVESTMENTS

Total investments (cost $194,193,012)(b)			$204,130,881

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $205,407,008.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $194,096,429, resulting in gross unrealized appreciation and depreciation of $13,579,782 and $3,545,330, respectively, or net unrealized appreciation of $10,034,452.
(NON)	Non-income-producing security.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	21.9%
	Health care	18.0
	Local debt	14.7

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$204,130,881	$—

Totals by level	$—	$204,130,881	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014